GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL
GOODWILL

7.GOODWILL

The Group has two reporting units, Taiyuan Xueda Education & Training School (“Taiyuan Xueda”) and Weland, that carries goodwill. The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 were as follows:

	December 31,
	2013			2014
	Taiyuan			Taiyuan
	Xueda	Weland	Total	Xueda	Weland	Total
Gross amount
Beginning balance at January 1	872	2,857	3,729	897	2,940	3,837
Exchange difference	25	83	108	(22)	(71)	(93)

Ending balance at December 31	897	2,940	3,837	875	2,869	3,744

Accumulated impairment loss
Beginning balance at January 1	—	—	—	—	(2,940)	(2,940)
Charge for the year	—	(2,923)	(2,923)	—	—	—
Exchange difference	—	(17)	(17)	—	71	71

Ending balance at December 31	—	(2,940)	(2,940)	—	(2,869)	(2,869)

Goodwill, net	897	—	897	875	—	875

The Group performs its annual goodwill impairment tests on December 31 of each year. Due to the lowered earnings forecast and increased competition in the industry, a goodwill impairment loss of $2,923 related to Weland was recognized in the year ended December 31, 2013. The fair value of the reporting unit of Weland was estimated based on the discounted cash flows as set out in Note 9.

During the years ended December 31, 2012, 2013 and 2014, the Company recognized goodwill impairment losses of $nil, $2,923 and $nil, respectively.